SCHEDULE OF DISAGGREGATION OF REVENUE FROM CONTRACTS WITH CUSTOMERS (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)
Product Information [Line Items]
Revenue	$ 13,739,958	$ 106,909,244	$ 87,679,104	$ 83,996,443
Product Sales [Member]
Product Information [Line Items]
Revenue	13,319,699	103,639,251	84,490,029	81,623,606
Product Sales Self Branded [Member]
Product Information [Line Items]
Revenue	331	2,574	601,458
Sourcing Service [Member]
Product Information [Line Items]
Revenue	162,300	1,262,844	594,708	2,207,276
Logistic Service [Member]
Product Information [Line Items]
Revenue	$ 257,628	$ 2,004,575	$ 1,992,909	$ 165,561